Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Atlas U.S. Tactical Income Fund
Entity Central Index Key	0001866278
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000229637
Shareholder Report [Line Items]
Fund Name	Atlas U.S. Tactical Income Fund
Trading Symbol	ATLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Atlas U.S. Tactical Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.atlas-am.com/semi-annual-report-eng. You can also request this information by contacting us at (855) 969-8440.
Additional Information Phone Number	(855) 969-8440
Additional Information Website	https://www.atlas-am.com/semi-annual-report-eng
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$264	5.30%Footnote Reference*

Expenses Paid, Amount	$ 264
Expense Ratio, Percent	5.30%
AssetsNet	$ 72,974,220
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 235,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$72,974,220
Number of Portfolio Holdings	67
Advisory Fee (net of waivers)	$235,000
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	7.6%
Corporate Bonds	33.1%
U.S. Government & Agencies	59.3%

Portfolio Weighting (% of total investments)

Value	Value
Health Care	0.1%
Consumer Discretionary	0.2%
Consumer Staples	0.1%
Communications	0.3%
Technology	0.4%
Financials	39.6%
MBS Passthrough	59.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ginnie Mae II Pool, 6.000%, 06/20/53	14.4%
Ginnie Mae II Pool, 5.500%, 10/20/52	10.2%
Morgan Stanley, 5.297%, 04/20/37	9.3%
Capital One Financial Corporation, 5.268%, 05/10/33	9.1%
JPMorgan Chase & Company, 5.717%, 09/14/33	8.3%
Ginnie Mae II Pool, 6.500%, 03/20/53	7.5%
Ginnie Mae II Pool, 5.500%, 11/20/53	6.6%
Annaly Capital Management, Inc.	6.3%
AGNC Investment Corporation	5.8%
Bank of America Corporation, 3.846%, 03/08/37	5.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000229638
Shareholder Report [Line Items]
Fund Name	Atlas U.S. Tactical Income Fund
Trading Symbol	ATLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Atlas U.S. Tactical Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.atlas-am.com/semi-annual-report-eng. You can also request this information by contacting us at (855) 969-8440.
Additional Information Phone Number	(855) 969-8440
Additional Information Website	https://www.atlas-am.com/semi-annual-report-eng
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$301	6.05%Footnote Reference*

Expenses Paid, Amount	$ 301
Expense Ratio, Percent	6.05%
AssetsNet	$ 72,974,220
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 235,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$72,974,220
Number of Portfolio Holdings	67
Advisory Fee (net of waivers)	$235,000
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	7.6%
Corporate Bonds	33.1%
U.S. Government & Agencies	59.3%

Portfolio Weighting (% of total investments)

Value	Value
Health Care	0.1%
Consumer Discretionary	0.2%
Consumer Staples	0.1%
Communications	0.3%
Technology	0.4%
Financials	39.6%
MBS Passthrough	59.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ginnie Mae II Pool, 6.000%, 06/20/53	14.4%
Ginnie Mae II Pool, 5.500%, 10/20/52	10.2%
Morgan Stanley, 5.297%, 04/20/37	9.3%
Capital One Financial Corporation, 5.268%, 05/10/33	9.1%
JPMorgan Chase & Company, 5.717%, 09/14/33	8.3%
Ginnie Mae II Pool, 6.500%, 03/20/53	7.5%
Ginnie Mae II Pool, 5.500%, 11/20/53	6.6%
Annaly Capital Management, Inc.	6.3%
AGNC Investment Corporation	5.8%
Bank of America Corporation, 3.846%, 03/08/37	5.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.